Disaggregation of Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Disaggregation of Revenue

11. Disaggregation of Revenue

Geographic Information.  Revenue is attributed to geographic regions based upon the location where the goods and services are provided.  All service revenue was derived from the United States.  Substantially all of our long-lived assets reside in the United States.

The following table summarizes revenue by geographic region:

	For the Three Months Ended
	March 31,
Revenue:	2021	2020

	(In thousands)
United States	$3,155,617	$3,157,304
Canada and Mexico	7,302	10,478
Total revenue	$3,162,919	$3,167,782

The revenue from external customers disaggregated by major revenue source was as follows:

	For the Three Months Ended
	March 31,
Category:	2021	2020

	(In thousands)
Pay-TV subscriber and related revenue	$3,137,387	$3,130,900
Equipment sales and other revenue	25,532	36,882
Total	$3,162,919	$3,167,782

14. Disaggregation of Revenue

Geographic Information.  Revenue is attributed to geographic regions based upon the location where the goods and services are provided.  All service revenue was derived from the United States.  Substantially all of our long-lived assets reside in the United States.

The following table summarizes revenue by geographic region:

	For the Years Ended December 31,
Revenue:	2020	2019	2018

	(In thousands)
United States	$12,692,940	$12,581,855	$13,319,091
Canada and Mexico	34,689	41,038	43,048
Total revenue	$12,727,629	$12,622,893	$13,362,139

The revenue from external customers disaggregated by major revenue source was as follows:

	For the Years Ended December 31,
Category:	2020	2019	2018
		(In thousands)
Pay-TV video and related revenue	$12,576,470	$12,436,637	$13,197,994
Equipment sales and other revenue	151,159	186,256	164,145
Total	$12,727,629	$12,622,893	$13,362,139